Fair value measurements (Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	¥ 1,425	¥ 13,183	¥ 13,327
Total gains (losses)
Included in income (loss)	822	(7,326)	2,508
Included in other comprehensive income (loss)	(12)	60	(286)
Purchases and issuances	3,860	1,126	931
Settlements	(419)	(4,975)	(1,930)
Other	(400)	(643)	(1,367)
Balance at end of year	5,276	1,425	13,183
Derivative financial instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	(7,522)	2,849	1,010
Total gains (losses)
Included in income (loss)	805	(7,310)	2,507
Settlements	4,320	(2,693)	(479)
Other	185	(368)	(189)
Balance at end of year	(2,212)	(7,522)	2,849
Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	8,947	10,334	12,317
Total gains (losses)
Included in income (loss)	17	(16)	1
Included in other comprehensive income (loss)	(12)	60	(286)
Purchases and issuances	3,860	1,126	931
Settlements	(4,739)	(2,282)	(1,451)
Other	(585)	(275)	(1,178)
Balance at end of year	¥ 7,488	¥ 8,947	¥ 10,334